Commitments and Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13 – COMMITMENTS AND CONTINGENCIES

The Company entered into an eighty-four-month lease for 3,577 square feet of newly constructed office, laboratory and warehouse space located in Edina, Minnesota in May 2017. The base rent has annual increases of 2% and the Company is responsible for its proportional share of common space expenses, property taxes, and building insurance. This lease is terminable by the landlord if damage causes the property to no longer be utilized as an integrated whole and by the Company if damage causes the facility to be unusable for a period of 45 days. In January 2020, the Company entered into a lease amendment whereby agreed to extend the lease term through November of 2026 in exchange for receipt of a loan of $42,500 recorded to notes payable and a grant of $7,500, which has been recorded to accrued expenses and will be amortized over the remainder of the lease term. The base rent as of March 31, 2021 is $2,162.

Rent expense for the years ended March 31, 2021 and March 31, 2020 were $56,646 and $51,292, respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of March 31, 2021:

2022	$26,634
2023	27,167
2024	27,710
2025	28,265
2026	28,830
2027	19,474
$158,080
Less: amount representing interest	(320)
Total	$157,760

In compliance with ASC 842, the Company recognized, based on the extended lease term to November 2026 and a treasury rate of 0.12%, an operating lease right-to-use assets for approximately $189,600 and corresponding and equal operating lease liabilities for the lease. As of March 31, 2021, the present value of future base rent lease payments based on the remaining lease term and weighted average discount rate are approximately 6 years and 0.12%, respectively, are as follows:

Present value of future base rent lease payments	$157,760
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$157,760

As of March 31, 2021, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

Operating lease right-of-use asset	$157,760
Total operating lease assets	157,760

Operating lease current liability	26,582
Operating lease other liability	131,178
Total operating lease liabilities	$157,760

Pursuant to a lease wherein our subsidiary, Gel-Del Technologies, Inc., was the lessee until and through the lease’s termination in fiscal year 2017-2018, the Company had recorded as of those fiscal years approximately $330,000 as a potential payable to the lessor, which this liability remains as of March 31, 2021 and 2020 and is included in accounts payable.

The Company has employment agreements with the Chief Executive Officer and Chief Financial Officer. As of March 31, 2021, these agreements do not contain severance benefits if terminated without cause.